UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 3909 Rush Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 3909 Rush Mendon Road,
        Mendon, New York  14506
        Mailing address: 3909 Rush Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: 10/31/11

Date of reporting period: 11/01/10 - 10/31/11

Item 1 - Attach shareholder report



BULLFINCH FUND, INC.




3909 Rush Mendon Road
Mendon, New York 14506
(585) 624-3150
1-888-BULLFINCH
(1-888-285-5346)















Annual Report
October 31, 2011

Management's Discussion of Fund Performance

December 21, 2011
Dear Fellow Shareholders:

We are very proud to present the October 2011 Annual Report of Bullfinch Fund, Inc. This report contains the audited financial statements for both the Unrestricted Series and the Greater Western New York Series.

The market suffered through much turbulence this past year. From the partisan fighting in Washington D.C. to the financial turmoil of Europe, the economic atmosphere has not been the best. Making matters worse, natural disasters struck the Far East. The earthquake and subsequent tsunami in Japan as well as the recent flooding in Taiwan has hurt the technology sector in particular. While the market has its ups and downs, like last year, judging from the performance of the funds, it is clear there have been opportunities in individual stocks.

In the Unrestricted Series several stocks over the past year have been bought out. These include Frontier Oil, Pharmaceutical Product Development, Inc. and Ameron International Corporation. All told, 13 individual stocks exceeded double digit returns. The top performing stocks (Hansen Natural Corp., Fastenal and Intel Corp.) represent a diverse set of industries including beverages, automotive parts and semiconductors. Among the laggards were Corning Inc., NVIDIA Corp. and Tessare Technologies, Inc., coincidentally all from the technology sector. The Unrestricted Series as a whole was up 10.09% in the fiscal year. Our benchmark, the Value Line Geometric Index, actually lost money during this reporting period (it was down a negative 0.75%) while the S&P 500 was up only 5.92%.

During the fiscal year, the Greater Western New York Series gained 9.62%. A total of 18 individual stocks experienced greater than double digit returns with 4 returning more than 50%. The top performing stocks (Astronics, Computer Task Group and Taylor Devices) again represent a diverse set of industries (aeronautics, medical human resource outsourcing and earthquake equipment). The underperformers included Eastman Kodak (photography); Harris Interactive (management services); and, Southwest Airlines Co. (air transportation). The portfolio did seem to suffer from greater volatility, as expected, likely due to the large number of small-cap and micro-cap thinly traded stocks

Both funds have done quite well versus their Lipper peer group (Multi-Cap
Core). Once again, as we near the end of the calendar year, one of our funds is very close to finishing in the top ten in its category. Last year it was the Greater Western New York Series (which finished in the teens). This year it is the Unrestricted Series. We will know in a few days where it ends up.

While past performance can never guarantee future results, we are proud of the fact we have been able to recover faster than the market (and many other mutual funds). This has much to do with our strict pricing discipline and overall conservative approach.

You might have noticed we have significantly cut back on our defensive (i.e., cash) position in both funds. While the presidential cycle has yet to benefit the markets, we anticipate the markets will react to the coming presidential election.

We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune.

Best Regards,
Bullfinch Fund, Inc.
Christopher Carosa, CTFA
President



BULLFINCH FUND INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the BULLFINCH Fund from 7/1/01 to 10/31/11. These changes are then compared to a $10,000 investment in the Value Line Geometric Index. The Value LINE Geometric Index (VLG) is an unmanaged index of between 1,600 and 1,700 stocks. Value Line states "The VLG was intended to provide a rough approximation of how the median stock in the Value Line Universe performed. The VLG also has appeal to institutional investors as a proxy for the so-called 'multi-cap' market because it includes large cap, mid cap and small cap stocks alike." The Fund feels it is an appropriate benchmark because the Fund's portfolios are multi-cap portfolios. The Fund's returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Unrestricted Series              Geometric Index

                   $10,000                        $10,000
6/30/2002          $ 9,050                        $ 8,112
6/30/2003          $ 9,643                        $ 7,397
6/30/2004          $11,316                        $ 9,424
6/30/2005          $11,632                        $ 9,879
6/30/2006          $11,783                        $10,581
6/30/2007          $13,968                        $12,344
6/30/2008          $12,502                        $ 9,303
10/31/2008         $10,318                        $ 6,419
10/31/2009         $10,909                        $ 7,031
10/31/2010         $12,854                        $ 8,513
10/31/2011         $14,151                        $ 8,449

Annualized
Returns Ending	Bullfinch Fund Inc.	Value Line
10/31/2011	Unrestricted Series	Geometric Index

One - Year	+  10.09%		-    0.75%
Five - Year	+   2.18%		-    5.33%
Ten - Year	+   4.51%		+    0.83%


(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Greater Western New York Series  Geometric Index

                   $10,000                        $10,000
6/30/2002          $ 9,081                        $ 8,112
6/30/2003          $ 9,684                        $ 7,397
6/30/2004          $12,075                        $ 9,424
6/30/2005          $12,727                        $ 9,879
6/30/2006          $14,072                        $10,581
6/30/2007          $15,835                        $12,344
6/30/2008          $14,223                        $ 9,303
10/31/2008         $12,141                        $ 6,419
10/31/2009         $11,722                        $ 7,031
10/31/2010         $14,774                        $ 8,513
10/31/2011         $16,195                        $ 8,449

Annualized
Returns Ending	Bullfinch Fund Inc.	Value Line
10/31/2011	Greater WNY Series	Geometric Index

One - Year	+   9.62%		-    0.75%
Five - Year	+   2.44%		-    5.33%
Ten - Year	+   5.72%		+    0.83%












UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF OCTOBER 31, 2011
TOGETHER WITH INDEPENDENT AUDITORS' REPORT

EFP Rotenberg, LLP
Certified Public Accountants
280 Kenneth Drive, Suite 100
Rochester, NY 14626
Tel 585-427-8900

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of Bullfinch Fund, Inc. - Unrestricted Series


       We have audited the accompanying statement of assets and liabilities of Bullfinch Funds, Inc. - Unrestricted Series (a series within Bullfinch Fund, Inc.), including the schedule of investments, as of October 31, 2011 and the related statements of operations and the statements of changes in net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

	We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

	In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bullfinch Funds, Inc. - Unrestricted Series as of October 31, 2011, the results of its operations and changes in its net assets for the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ EFP Rotenberg, LLP
EFP Rotenberg, LLP
Rochester, New York
December 21, 2011


UNRESTRICTED SERIES
(A SERIES WITHIN THE BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2011


ASSETS

Investments in Securities, at Fair Value,
                 Identified Cost of $3,063,580                  $  3,984,461

Cash                                                                 462,998

Unsettled Trades                                                     164,053

Accrued Interest and Dividends                                         5,428

Prepaid Expenses                                                       5,401

Total Assets                                                    $  4,622,341


LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses                                                $     15,637


NET ASSETS

Net Assets (Equivalent to $14.62 per share based on 315,178.204
                                shares of stock outstanding)       4,606,704


Total Liabilities and Net Assets                                 $ 4,622,341

COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
       10,000,000 Shares Authorized,
       315,178.204 Shares Outstanding                            $ 4,022,254

Accumulated Net Investment Loss & Realized Loss
              from Security Transactions                            (366,431)

Net Unrealized Appreciation on Investments                           920,881

Net Assets at October 31, 2010                                   $ 4,606,704


The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2011



		Historical
Common Stocks - 100%     Shares     Cost        Value

Computers - Software - 14.31%
   Adobe Systems Inc.    4,800      125,063     141,168
   Microsoft Corp.       6,200      151,626     165,106
   Oracle                5,500       56,122     180,235
   Synopsis, Inc.        5,600      115,460     150,136
                                    448,271     636,645
Semiconductors - 7.91%
   Intel Corp.           8,000      143,610     196,320
   NVIDIA Corporation    5,300       95,564      78,440
   Tessera Technologies Inc. 5,600   96,089      77,112
                                    335,263     351,872
 Pharmaceuticals -7.00%
   Furiex Pharmaceuticals  458        4,538       6,508
   Mylan Inc.            6,300       87,179     123,291
  Pharmaceutical Product Devel 5,500 125,077    181,445
                                    216,794     311,244
Medical Products and Supplies - 6.51%
  Johnson & Johnson      2,400      136,714     154,536
  Medtronic Inc.           300       10,839      10,422
  Stryker Corp.          2,600      125,743     124,566
                                    273,296     289,524

Computers- Networking - 4.46%
   Cisco Systems, Inc.  10,700      160,237     198,271

Electronics Components - 4.40%
  TE Connectivity Ltd.   5,500      149,751     195,525

Retail - General - 4.11%
   Fred's Inc. Class A  15,000      152,560     182,850

Retail - Specialty - 4.11%
   Fastenal Co.          4,800       83,684     182,832

Insurance - 3.96%
   Gallagher Arthur J & Co.  5,700  138,298     176,130

Electrical Equipment - 3.89%
   Corning Inc.          7,300       66,773     104,317
   General Electric Co.  4,100       77,607      68,511
                                    144,380     172,828
Banking and Finance - 3.57%
   Fiserv, Inc.          2,700      112,511     158,949

Beverages - 3.41%
  Hansen Natural Corp.   1,700       54,744     151,453

Food Processing - 3.32%
   Sensient Technologies 4,000       80,550     147,840

Commercial Services - 3.11%
   Paychex, Inc.         4,750      130,496     138,415

Tobacco Products - 3.08%
  Universal Corp. VA     3,200      120,756     137,024

Utilities - Natural Resources - 2.96%
   Chesapeake Utilities Corp. 3,100  57,194     131,409

Biotech - 2.79%
  Meridian Bioscience Inc. 6,800    118,878     123,896

Aerospace - 1.97%
  AAR Corporation        4,400       83,191      87,692

Industrial Services - 1.95%
   Expeditors Int'l Washington 1,900 61,567      86,640

Internet Services - 1.58%
  Amazon.com Inc.	          330       71,349      70,458

  Computers - Hardware - 1.19%
   Dell Corp.            3,350       69,810      52,964


Total Investments in Securities   3,063,580   3,984,461



Schwab Money Market- 10.41%                     462,998
7 day Yield .01%






Total Invested Assets           $ 3,063,580 $ 4,447,459


       The accompanying notes are an integral part of these statements


UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2011

Table of Industries

Industry						Market Value			Percent

Aerospace						$      87,692                  1.97%
Banking & Finance					$     158,949                  3.57%
Beverages						$     151,453                  3.41%
Biotech						$     123,896                  2.79%
Commercial Services                     $     138,415                  3.11%
Computers - Hardware				$      52,964                  1.19%
Computers - Networking				$     198,271                  4.46%
Computers - Software                    $     636,645                 14.31%
Electrical Equipment                    $     172,828                  3.89%
Electronics Components				$     195,525                  4.40%
Food Processing					$     147,840                  3.32%
Industrial Services                     $      86,640                  1.95%
Insurance						$     176,130                  3.96%
Internet Services					$      70,458                  1.58%
Medical Products & Supplies             $     289,524                  6.51%
Pharmaceuticals					$     311,244                  7.00%
Retail - General					$     182,850                  4.11%
Retail - Specialty                      $     182,832                  4.11%
Semiconductors					$     351,872                  7.91%
Tobacco Products					$     137,024                  3.08%
Utilities - Natural Resources           $     131,409                  2.96%
Total Equities                          $   3,984,461                 89.59%

Cash & Equivalents (7 day yield .01%)   $     462,998                 10.41%

Total Invested Assets                   $   4,447,459                100.00%

The accompanying notes are an integral part of these statements.



UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS FOR THE YEARS ENDED OCTOBER 31, 2011, 2010 AND 2009
                                         October      October     October
                                            2011         2010        2009
INVESTMENT INCOME:
   Dividends                           $  85,600    $  72,684   $  71,612
EXPENSES:
   Adviser Fees                           47,651       44,466      42,876
   Legal and Professional                 13,176       12,702      12,521
   Director's Fees                         1,400            0       1,200
   D&O/E&O                                 8,707        8,991       8,684
   Fidelity Bond                           1,008          963         919
   Taxes                                     454          450         585
   Telephone                                 190          154          95
   Registration Fees                         850          891       2,751
   Custodian Fees                          6,896        8,057       2,677
   Dues and Subscriptions                  2,061        2,007       2,034
Total expense                             82,393       78,681      74,342
Net investment income (loss)               3,207       (5,997)     (2,730)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from
   securities transactions               238,287       42,440    (281,373)
Unrealized appreciation (depreciation)
   during the period                     195,567      652,380     517,501
Net gain (loss) on investments           433,854      694,820     236,128
CHANGE IN NET ASSETS FROM OPERATIONS    $437,061     $688,823    $233,398

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS FOR THE YEARS ENDED OCTOBER 31, 2011 2010 AND 2009
                                         October      October     October
                                            2011         2010        2009
CHANGE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)       $     3,207  $    (5,997) $   (2,730)
  Net realized gain (loss) from
    security transactions                238,287       42,440    (281,373)
  Net change in unrealized appreciation
   (depreciation) of investments         195,567      652,380     517,501
  Change in net assets from operations   437,061      688,823     233,398

CAPITAL SHARE TRANSACTION:
  Sales                                  266,136      160,643     139,406
  Redemptions                           (453,229)    (489,727)   (650,802)
Total capital share transactions        (187,093)    (329,084)   (511,396)
Increase (decrease) in net assets        249,968      359,739    (277,998)

NET ASSETS:
  Beginning of period                  4,356,736    3,996,997   4,274,995
  End of period                       $4,606,704   $4,356,736  $3,996,997
The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2011


NOTE A - SCOPE OF BUSINESS

The Unrestricted Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value. In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the SEC or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the Adviser. In performing its fair value pricing, the Adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the Adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.


Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made. As of October 31, 2011 the Series has capital loss carryforwards of $646 which expire in six years.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its ordinary income of $7,748 to its shareholders on December 30, 2008 in the form of stock dividends equal to 779.456 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the year ended October 31, 2011, the Series purchased $514,255 of common stock. During the same period, the Series sold $808,893 of common stock.

For the year ended October 31, 2010, the Series purchased $829,952 of common stock. During the same period, the Series sold $845,835 of common stock.

For the year ended October 31, 2009, the Series purchased $656,031 of common stock. During the same period, the Series sold $950,748 of common stock.

At October 31, 2011, the gross unrealized appreciation for all securities totaled $985,408 and the gross unrealized depreciation for all securities totaled $64,527 or a net unrealized appreciation of $920,881. The aggregate cost of securities for federal income tax purposes at October 31, 2011 was $3,063,580.

At October 31, 2010, the gross unrealized appreciation for all securities totaled $794,792 and the gross unrealized depreciation for all securities totaled $69,479 or a net unrealized appreciation of $725,313. The aggregate cost of securities for federal income tax purposes at October 31, 2010 was $3,120,000.

At October 31, 2009, the gross unrealized appreciation for all securities totaled $337,999 and the gross unrealized depreciation for all securities totaled $265,066 or a net unrealized appreciation of $72,933. The aggregate cost of securities for federal income tax purposes at October 31, 2009 was $3,098,089.


NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment adviser to the Fund pursuant to an investment adviser agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment Adviser agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment adviser receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed as part of its contract to forego sufficient investment adviser fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the years ended October 31, 2011, October 31, 2010 and October 31, 2009, the fund paid investment adviser fees of $47,651, $44,466 and $42,876, respectively.

On October 31, 2011, the fund had $3,937 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.



NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                                Shares             Amount

Balance at October 31, 2008                     400,408.280      $ 5,042,079

Shares sold during 2009                          13,278.412          139,406
Shares Redeemed during 2009                     (59,858.012)        (650,802)
Reinvestment of Distributions, December 30, 2008    779.456            7,748

Balance at October 31, 2009                     354,608.136      $ 4,538,431

Shares sold during 2010                          12,926.800          160,643
Shares Redeemed during 2010                     (39,476.642)        (489,727)

Balance at October 31, 2010                     328,058.294      $ 4,209,347

Shares sold during 2011                          18,943.134          266,136
Shares Redeemed during 2011                     (31,823.224)        (453,229)

Balance at October 31, 2011                     315,178.204      $ 4,022,254

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEARS ENDED OCTOBER 31, 2011, 2010 AND 2009, FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008, AND THE YEARS ENDED JUNE 30, 2008 AND 2007

                          October  October  October  October     June     June
                             2011     2010     2009     2008     2007     2006

NET ASSET VALUE,
   beginning of period    $ 13.28  $ 11.27  $ 10.68  $ 12.94  $ 14.81  $ 13.29

INCOME FROM INVESTMENT OPERATIONS
  Net investment income
    (loss)                   0.01    (0.02)   (0.01)   (0.01)    0.10     0.12
  Net gain (loss) on
    securities both realized
    and unrealized           1.33     2.03     0.58    (2.25)   (2.31)    0.49

Total from investment
    operations               1.34     2.01     0.57    (2.26)   (2.21)    0.61

DISTRIBUTIONS
 Dividends                   0.00     0.00     0.02     0.00     0.34     0.91

NET ASSET VALUE,
    end of period         $ 14.62  $ 13.28  $ 11.27  $ 10.68  $ 12.94  $ 14.81

NET ASSETS, end of
    period   $4,606,704  $4,356,736 $3,996,997 $4,274,995 $4,904,188 $5,163,219

                            Actual   Actual   Actual   Actual   Actual   Actual

RATIO OF EXPENSES
  TO AVERAGE NET ASSETS*     1.82%    1.89%    1.84%    0.64%    1.62%    1.56%

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS*     0.07%   (0.14)%  (0.07)%  (0.05)%   0.77%    0.85%

PORTFOLIO TURNOVER RATE*    11.37%   19.94%   16.23%    0.00%   25.03%   30.41%

TOTAL RETURN                10.09%   17.83%    5.73%  (28.44)% (10.76)%  18.55%

* Per share amounts calculated using the average shares method

The accompanying notes are an integral part of these statements.


GREATER WESTERN NEW YORK SERIES (A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF OCTOBER 31, 2011
TOGETHER WITH INDEPENDENT AUDITORS' REPORT

EFP Rotenberg, LLP
Certified Public Accountants
280 Kenneth Drive, Suite 100
Rochester, NY 14626
Tel 585-427-8900

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Bullfinch Fund, Inc. - Western New York Series

       We have audited the accompanying statement of assets and liabilities of Bullfinch Funds, Inc. - Western New York Series (a series within Bullfinch Fund, Inc.), including the schedule of investments, as of October 31, 2011 and the related statements of operations and the statements of changes in net assets for the three years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bullfinch Funds, Inc. - Western New York Series as of
October 31, 2011, the results of its operations and changes in its net assets for the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ EFP Rotenberg, LLP
EFP Rotenberg, LLP
Rochester, New York
December 21, 2011

GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2011

ASSETS

Investments in Securities, at Fair Value,
    Identified Cost of $590,421                                    $ 830,707

Cash                                                                 123,836

Unsettled Trades                                                       6,208

Accrued Interest and Dividends                                           808

Prepaid Expenses                                                         600

Due from Investment Advisor                                              447

Total Assets                                                       $ 956,428


LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses                                                   $   2,269


NET ASSETS

Net Assets (Equivalent to $14.70 per share
         based on 64,927.061 shares of stock outstanding)            954,159

Total Liabilities and Net Assets                                   $ 956,428

COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
       10,000,000 Shares Authorized,
       64,927.061 Shares Outstanding                               $ 756,869

Accumulated Net Investment Loss & Realized
       Loss from Security Transactions                               (42,996)

Net Unrealized Appreciation on Investments                           240,286

Net Assets at October 31, 2010                                     $ 954,159


The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2011

                                                  Historical
Common Stocks - 100%                 Shares             Cost             Value
                                  ---------        ---------         ---------

Electronic Components - 12.67%
   Astronics Corp. Class A            1,925           15,396            58,520
   IEC Electronics Corp.              4,518            6,984            26,882
   TE Connectivity Ltd.               1,000           27,259            35,550
                                                      49,639           120,952
Medical Products & Supplies - 8.00%
   Bristol-Myers Squibb Co.   1,000        21,938       31,590
   Greatbatch Technologies	   850	    18,984	    18,980
   Johnson & Johnson	   400	    22,617	    25,756
		    63,539       76,326
Electrical Equipment -7.73%
   Corning, Inc.	 2,200	    26,502	    31,438
   General Electric Co.	 1,450	    35,248	    24,229
   Ultralife Corp.	 4,000	    25,175	    18,080
		    86,925	    73,747
Aerospace - 5.77%
  Harris Corporation	   500	    24,989	    18,875
   Moog, Inc. Class A	   637	    15,976	    24,671
   Northrop Grumman	   200	      2,294	    11,550
		    43,259	    55,096
Banking & Finance - 5.60%
   Community Bank System	 1,200 	     23,452	   30,672
   M&T Bank Corp.	    300	     29,839     22,833
		     53,291     53,505
Railroads - 5.58%
   Genesee & Wyoming Class A	   900	    2,522	   53,289

Real Estate & Related - 5.25%
   Home Properties  Inc.	   400	    15,396	    23,560
   Sovran Self Storage	   600	    22,515	    26,520
		    37,911	    50,080
Computers - Services - 4.68%
   Computer Task Group, Inc.	 3,500	   11,872	   44,695

Automotive - 4.08%
   Monro Muffler Brake Inc.	 1,050	    12,443	    38,945

Metal Fabrication & Hardware - 3.38%
   Graham Corp.	 1,400	   15,140	    32,256

Retail - Specialty - 3.19%
   Fastenal Co.	   800         13,954	    30,472

Foods & Beverages - 3.18%
   Constellation Brands, Inc.	 1,500	   15,118	   30,330

Commercial Services - 3.11%
   Harris Interactive, Inc.	2,200	     6,935	     1,320
   Paychex, Inc.	   975	   25,852	   28,411
		   32,787	    29,731


		Historical
Common Stocks - 100%	Shares	     Cost	     Value

Computers - Software - 3.09%
   Oracle	    900	   12,070	   29,493

Steel - 2.34%
   Gilbraltar Industries Inc.	 2,000	   25,111	   22,320

Computers - Hardware - 2.32%
   Dell Corporation	1,400	   23,781	   22,134

Utilities - Natural Resources - 1.61%
National Fuel Gas Co.	   250	    5,625        15,323

Office Equipment - 1.20%
   Xerox Corp.	1,400        17,817	   11,452

Telecommunications  - 1.18%
   Frontier Communications   1,800       19,077	   11,268

Instruments - 0.78%
  Taylor Devices	  877	    4,394	     7,437

Computers - Distributors - 0.75%
   Ingram Micro	  400          4,230	     7,152

Packaging and Containers - 0.69%
   Mod Pac Corporation	 1,130       4,875	     6,588

Health Care Service Provider - 0.23%
  VirtualScopics Inc.	2,000        2,981	     2,200

Airlines - 0.22%
   Southwest Airlines Co.	   250        3,447	     2,138

Machinery - 0.16%
   Columbus McKinnon Corp.	   100	  2,344	     1,499

Photographic Equipment and Suppliers - 0.15%
   Eastman Kodak	 1,300       25,332	     1,443

Industrial Materials - 0.09%
   Servotronics, Inc.	   100         937	       836

Total Investments in Securities     590,421            830,707

Schwab Money Market - 12.97%		 123,836
7 day Yield .01%

Total Invested Assets 	      $ 590,421	$ 954,543
The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2011


Table of Industries

Industry						Market Value			Percent

Aerospace						$       55,096                 5.77%
Airlines						$        2,138                 0.22%
Automotive						$       38,945                 4.08%
Banking & Finance					$       53,505                 5.60%
Commercial Services                     $       29,731                 3.11%
Computers - Distributors                $        7,152                 0.75%
Computers - Hardware				$       22,134                 2.32%
Computers - Services                    $       44,695                 4.68%
Computers - Software                    $       29,493                 3.09%
Electrical Equipment                    $       73,747                 7.73%
Electronics Components				$      120,952                12.67%
Foods & Beverages					$       30,330                 3.18%
Health Care Service Provider            $        2,200                 0.23%
Industrial Materials                    $          836                 0.09%
Instruments						$        7,437                 0.78%
Machinery						$        1,499                 0.16%
Medical Products & Supplies             $       76,326                 8.00%
Metal Fabrication & Hardware			$       32,256                 3.38%
Office Equipment					$       11,452                 1.20%
Packaging & Containers				$        6,588                 0.69%
Photographic Equipment & Suppliers		$        1,443                 0.15%
Railroads						$       53,289                 5.58%
Real Estate & Related                   $       50,080                 5.25%
Retail - Specialty                      $       30,472                 3.19%
Steel							$       22,320                 2.34%
Telecommunications                      $       11,268                 1.18%
Utilities - Natural Resources           $       15,323                 1.61%
Total Equities                          $      830,707                87.03%

Cash & Equivalents (7 day yield .01%)   $      123,836                12.97%

Total Invested Assets                   $      954,543               100.00%









The accompanying notes are an integral part of these statements

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF OPERATIONS FOR THE YEARS ENDED OCTOBER 31, 2011, 2010 AND 2009

                                         October      October     October
                                            2011         2010        2009
                                       ---------    ---------   ---------
INVESTMENT INCOME:
        Dividends                     $   10,191   $   13,766   $  14,568
EXPENSES:
        Adviser Fees                      11,610        9,447       8,557
        Reimbursement of Adviser Fees       (477)      (2,047)     (1,909)
        Legal and Professional             1,464        1,411       1,647
        Director's Fees                    1,400            0       1,200
        D&O/E&O                              968          999         965
        Fidelity Bond                        112          107         102
        Taxes                                455          566         665
        Telephone	                            190          154          95
        Registration Fees                     75        1,998         651
        Custodian Fees                     1,589        1,212         587
        Dues and Subscriptions             1,261        1,207       1,234
Total expense                             18,647       15,054      13,794
Net investment income (loss)              (8,456)      (1,288)        774
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from securities
   Transactions                           13,478          (95)    (15,528)
Unrealized appreciation (depreciation)
   during the period                      76,352      175,651     (13,899)
Net gain (loss) on investments            89,830      175,556     (29,427)
CHANGE IN NET ASSETS FROM OPERATIONS   $  81,374   $  174,268    $(28,653)

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF CHANGES IN NET ASSETS FOR THE YEARS ENDED OCTOBER 31, 2011 2010 AND 2009
                                         October      October     October
                                            2011         2010        2009
                                       ---------    ---------   ---------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)        $  (1,288)   $     774   $  (1,699)
   Net investment income (loss)        $  (8,456)   $  (1,288)  $     774
   Net realized gain (loss) from
      security transactions               13,478          (95)    (15,528)
   Net change in unrealized appreciation
     (depreciation) of investments        76,352      175,651     (13,899)
   Change in net assets from operations   81,374      174,268     (28,653)

CAPITAL SHARE TRANSACTIONS:
   Sales                                  68,765       58,125      12,297
   Redemptions                           (25,705)     (97,153)    (60,725)
Total capital share transactions          43,060      (39,028)    (48,428)
Increase (decrease) in net assets        124,434      135,240     (77,081)
NET ASSETS:
   Beginning of period                   829,725      694,485     771,566
   End of period                       $ 954,159    $ 829,725   $ 694,485
The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2011



NOTE A - SCOPE OF BUSINESS

The Greater Western New York Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value. In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the SEC or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the Adviser. In performing its fair value pricing, the Adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the Adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made. As of October 31, 2011 the Series has capital loss carryforwards of $2,591 which expire in six years.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the year ended October 31, 2011, the Series purchased $17,743 of common stock. During the same period, the Series sold $19,331 of common stock.

For the year ended October 31, 2010, the Series purchased $0 of common stock. During the same period, the Series sold $62,788 of common stock.

For the year ended October 31, 2009, the Series purchased $46,398 of common stock. During the same period, the Series sold $27,690 of common stock.

At October 31, 2011, the gross unrealized appreciation for all securities totaled $322,675 and the gross unrealized depreciation for all securities totaled $82,389, or a net unrealized appreciation of $240,286. The aggregate cost of securities for federal income tax purposes at October 31, 2011 was $590,421.

At October 31, 2010, the gross unrealized appreciation for all securities totaled $232,538 and the gross unrealized depreciation for all securities totaled $67,942, or a net unrealized appreciation of $164,596. The aggregate cost of securities for federal income tax purposes at October 31, 2010 was $581,314.

At October 31, 2009, the gross unrealized appreciation for all securities totaled $110,953 and the gross unrealized depreciation for all securities totaled $122,008, or a net unrealized depreciation of $11,055. The aggregate cost of securities for federal income tax purposes at October 31, 2009 was $645,514.


NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment adviser to the Fund pursuant to an investment adviser agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment adviser agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment adviser receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed as part of its contract to forego sufficient investment adviser fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the year ended October 31, 2011, the year ended October 31, 2010 and the year ended October 31, 2009, the fund paid investment adviser fees of $11,133, $7,400 and $6,648, respectively.

On October 31, 2011, the fund had $969 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.


NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                                Shares             Amount


Balance at October 31, 2008                 70,012.201          $ 801,265


Shares sold during 2009                      1,278.357             12,297
Shares redeemed during 2009                 (6,022.385)           (60,725)

Balance at October 31, 2009                 65,268.173          $ 752,837

Shares sold during 2010                      4,648.388             58,125
Shares redeemed during 2010                 (8,041.491)           (97,153)

Balance at October 31, 2010                 61,875.070          $ 713,809

Shares sold during 2011                      4,792.983             68,765
Shares redeemed during 2011                 (1,740.992)           (25,705)

Balance at October 31, 2011                 64,927.061          $ 756,869


GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEARS ENDED OCTOBER 31, 2011, 2010 AND 2009, FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008, AND THE YEARS ENDED JUNE 30, 2008 AND 2007

                          October  October  October  October     June      June
                             2011     2010     2009     2008     2008      2007

NET ASSET VALUE,
   beginning of period     $13.41  $ 10.64  $ 11.02  $ 12.90  $ 14.85  $  13.27

INCOME FROM INVESTMENT OPERATIONS
  Net investment income
    (loss)                  (0.13)   (0.02)    0.01    (0.02)    0.00     (0.07)
  Net gain (loss) on
    securities both
    realized and unrealized  1.42     2.79    (0.39)   (1.86)   (2.43)     1.57
Total from investment
    operations               1.29     2.77    (0.38)   (1.88)   (2.43)     1.50

DISTRIBUTIONS
    Dividends                 .00      .00      .00      .00      .48       .08

NET ASSET VALUE, end of
   period                 $ 14.70   $ 13.41  $ 10.64  $ 11.02  $ 12.90  $  14.85

NET ASSETS, end of
   period        $954,159   $829,725   $694,485   $771,566   $763,944  $727,561


                           Actual   Actual   Actual   Actual   Actual   Actual

RATIO OF EXPENSES TO
 AVERAGE NET ASSETS*        2.00%    2.00%    2.00%    0.79%    2.00%    1.98%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 BEFORE REIMBURSEMENT*      2.06%    2.28%    2.28%    0.79%    2.03%    2.13%

RATIO OF NET INVESTMENT INCOME
 TO AVERAGE NET ASSETS*    (0.91)%  (0.17)%   0.11%   (0.21)%  (0.01)%  (0.50)%

PORTFOLIO TURNOVER RATE*    1.91%    0.00%    4.02%    6.07%   16.22%    4.98%

TOTAL RETURN                9.62%   26.03%   (3.45)% (26.93)% (10.18)%  12.53%

* Per share amounts calculated using the average shares method


The accompanying notes are an integral part of these statements.


ADDITIONAL INFORMATION


EXPENSE TABLE           Beginning        Ending
                    Account Value Account Value    Annualized  Expenses Paid
ACTUAL                     5/1/11      10/31/11 Expense Ratio During Period+
Unrestricted Series    $ 1,000.00    $   993.90      1.82%      $  9.00
Greater Western
   New York Series       1,000.00        962.80      2.00%      $  9.73
HYPOTHETICAL++
Unrestricted Series      1,000.00      1,025.00      1.89%      $  9.49
Greater Western
   New York Series       1,000.00      1,025.00      2.00%      $ 10.04

+ Expenses are equal to each Series' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days
(181) in the most recent fiscal half-year, then divided by 365.
++ Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, regulatory fees and other Fund expenses. Such expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2011 to October 31, 2011).

The Expense Table illustrates your Fund's costs in two ways.

* ACTUAL EXPENSES. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.

* HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your Fund's costs with those of other mutual funds. It is based on your Fund's actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case - because the return used is not your Fund's actual return - the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission
(the "SEC") requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.


BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's SAI includes additional information about the Fund's Directors, and is available without charge, by calling (585) 624-3150 or 1-888-BULLFINCH. Each director may be contacted by writing to the director c/o Bullfinch Fund, Inc. 3909 Rush Mendon Road, Mendon,
New York 14506.


The directors and officers of the Fund are:

NAME, AGE                POSITON(S)    TERM OF OFFICE        PRINCIPLE        NUMBER OF        OTHER
ADDRESS                  HELD WITH     AND LENGTH OF      OCCUPATION(S)      PORTFOLIOS  DIRECTORSHIPS
                    FUND         TIME SERVED        DURING PAST         IN FUND       HELD BY
                                                             5 YEARS           COMPLEX       DIRECTOR
                                                                             OVERSEEN BY
                                                                              DIRECTOR
-----------------------------------------------------------------------------------------------------

                                           INTERESTED PERSONS*
Christopher Carosa, 51  President;      Term of Office:  President, Founder       2            N/A
  2 Lantern Lane        Director;       N/A              Carosa, Stanton &
  Honeoye Falls,        Chairman of     Length of Time   DePaolo Asset
  New York 14472        Board; Chief    Served:          Management, LLC;
                        Compliance      Since 1997       President, Director
                        Officer                          and Chairman of the
                                                         Board, Bullfinch Fund, Inc.

Gordon Stanton, 53      Vice-President; Term of Office:  Vice-President, Founder       2            N/A
  17 East 96 St.        Director;       N/A              Carosa, Stanton &
  Apt 7C                                Length of Time   DePaolo Asset
  New York,                             Served:          Management, LLC;
  NY  10128                             Since 1997       Vice-President,
                                                         and Director,
                                                         Bullfinch Fund, Inc.;
                                                         Associate, Brown Harris

                                                         Stevens Residential

Betsy Kay Carosa, 51    Corporate       Term of Office:  Office Manager           2            N/A
  2 Lantern Lane        Secretary       N/A              Carosa, Stanton &
  Honeoye Falls,                        Length of Time   DePaolo Asset
  NY  14472                             Served:          Management, LLC;
                                        Since 1997       Corporate Secretary,
                                                         Bullfinch Fund, Inc.

                                           INDEPENDENT DIRECTORS

Thomas M. Doeblin, 52   Director;       Term of Office:  Teacher                    2            N/A
  73 San Gabriel Drive  Audit           N/A              Pittsford-Mendon High
  Rochester,            Committee       Length of Time   School
  NY  14610                             Served:
                                        Since 2006
Bryan D. Hickman, 67    Director        Term of Office:  President                2            N/A
  6288 Bobble Hill Road Audit           N/A              Coach & Equipment
  Naples,               Committee       Length of Time   Manufacturing Co.
  NY 14512-9700                         Served:
                                        Since 2008

John P. Lamberton, 51   Director        Term of Office:  Founder, General Partner   2            N/A
  143-49 38th Ave, 3rd Floor            N/A              Cape Bojador Capital
  Flushing,                             Length of Time   Management; Managing
  NY   11354                            Served:          Director, HSBC
                                        Since 2003       Securities

William E.J. Martin, 51 Director        Term of Office:  Director of Sales        2            N/A
  4410 Woodlawn Ave. N                  N/A              Founder, Managing Member
  Seattle,                              Length of Time   Chipman & Martin, LLC;
  WA  98103                             Served:          Consultant,
                                        Since 1997       Robson Forensic, Inc.
                                                         Director of Sales,
                                                         Aecon Buildings, Inc.
                                                         Project Manager,
                                                         American Home Builders

Patrick C. Burke, 50	Director; Audit	Term of Office: N/A	President			2		N/A
  1432 Clover Street		Committee	Length of Time		Burke Group
  Rochester, NY 14610			Served: Since 1997           Regional President
                                                               First Niagara Financial

Lois Irwin, 60          Director        Term of Office:  Marketing Consultant     2            N/A
  33 Oak Meadow Trail                   N/A              Complemar Partners;
  Pittsford,                            Length of Time   President, Icon Design;
  NY  14534                             Served:          General Manager, Xerox
                                        Since 2006

Michael W. Reynolds, 51 Director        Term of Office:  President                2            N/A
  203 Randwood Drive    Audit           N/A              Sole Proprietor
  Getzville, NY  14068  Committee       Length of Time   Reynolds & Company
                                        Served:          Chakra Communications
                                        Since 2000       Vice President
										Quinlan & Company

PROXY VOTING GUIDELINES
Carosa Stanton Asset Management, LLC, the Fund's Investment Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility and the voting record during the most recent 12 month period ending June 30th is available without charge, upon request, by calling (585) 624-3150 or 1-888-BULLFINCH. The Fund's Forms N-PX is available on the SEC's website at http://www.sec.gov. The Fund's Forms N-PX may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


DISCLOSURE REGARDING THE BOARD OF DIRECTORS' APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT

At the Board's Annual Meeting, the Independent Directors of the Board met separately to discuss the Adviser and reported the conclusions to the Board. In determining whether to renew the Management and Investment Advisory Agreements between the Fund and Carosa Stanton Asset Management, LLC,
(the Adviser), the Board of Directors requested, and the Adviser provided information relevant to the Board's consideration. Among the factors the Board considered were:

1) Nature, extent and quality of service provided by the Adviser - the Independent Directors noted the unprecedented access they have to the Adviser, the quick responsiveness to requests and the positive review following Mr. Lamberton's multi-day visits all show the high quality of service provided by the Adviser.
2) The overall performance of the Funds relative to the performance of other funds in the Funds' peer group.
3) In addition, the Board compared expenses of each Fund to the expenses of its peers.
4) The Board also considered the fact that Adviser has implemented breakpoints in the Funds' advisory fee schedule and the Board agreed that this type of fee structure remained reasonable and fair to shareholders.
5) They noted the range of investment advisory and administrative services provided by the Adviser to the Fund.
6) They also took note of the fact that the Fund is not subject to sales charges or Rule 12b-1 fees.
7) The Board also reviewed financial information concerning the Adviser's brokerage practices, including soft dollar arrangements, and noted that these were reasonable.

Based upon their review and consideration of these factors and other matters deemed relevant, the Board concluded that the terms of the Investment Management Agreements are fair and reasonable and the Board voted to renew the Agreements.

Item 2 - CODE OF ETHICS.


      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, its principal financial officer, principal accounting officer, controller, as well as any other officers and persons providing similar functions. This code of ethics is included as Exhibit 11(a)(1).

      (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics


      (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics were granted.


Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.


            The registrant's Board of Directors determined that the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.


Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. Since the accounting fees were approved by the Board of Directors in total, the principal accountant has provided an estimate of the split between audit and preparation of the tax filings.

                                   10/31/2011     10/31/2010

            Audit Fees              $13,000          $10,750

            Audit-Related Fees      $     0          $     0
            Tax Fees                $ 2,000          $ 2,000
            All Other Fees          $     0          $     0

            The Audit Committee of the registrant's Board of Directors recommends a principal accountant to perform audit services for the registrant. Each year, the registrant's Board of Directors vote to approve or disapprove the principal accountant recommended by the Audit Committee for the following year's accounting work.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable to open-end investment companies.

Item 6 - Reserved

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

Item 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

Item 10(a) -The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 10(b) -There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - EXHIBITS.

            (a)(1)  Code of Ethics - referred to in Item 2 is attached hereto.

            (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: December 21, 2011



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa

    ----------------------------------------

    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: December 21, 2011